Accounts Receivable - Summary of Accounts Receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Trade receivables	$ 24,684	$ 209
Other receivables	2,954	2,529
Accounts receivable	$ 27,638	$ 2,738